Investment (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Short-term investments
Held-to-maturity investments	$ 3,896,385	¥ 25,240,000	¥ 46,134,060
Available for sale investments	76,656,557	496,565,847	91,496,450
- Other short-term investments	5,907,569	38,268,052
Total short-term investments	86,460,511	560,073,899	137,630,510
Long-term investments
Held-to-maturity investments	8,672,698	56,180,000	¥ 32,000,000
- Available-for-sale investments	1,554,497	10,069,729
Other long-term investments	28,641,239	185,532,216	¥ 29,245,229
Total long-term investments	38,868,434	251,781,945	61,245,229
Total investments	125,328,945	811,855,844	198,875,739
Fixed Income Products
Short-term investments
Held-to-maturity investments	3,896,385	25,240,000	46,134,060
Available for sale investments	76,656,557	496,565,847	89,084,685
Long-term investments
Held-to-maturity investments	8,672,698	56,180,000	32,000,000
Other Products
Short-term investments
Available for sale investments			2,411,765
Private Equity Funds Products
Long-term investments
Other long-term investments	12,101,393	78,390,404	15,440,000
Other Investments
Long-term investments
Other long-term investments	$ 16,539,846	¥ 107,141,812	¥ 13,805,229